Share Capital - Summary of Share Capital (Parenthetical) (Detail) - ¥ / shares	Dec. 31, 2020	Dec. 31, 2019	Sep. 10, 2002
Domestic shares [member]
Disclosure of classes of share capital [line items]
Number of shares registered, issued and fully paid	67,054,958,321	67,054,958,321
Par value per share	¥ 1.00	¥ 1.00	¥ 1.00
Overseas listed H shares [member]
Disclosure of classes of share capital [line items]
Number of shares registered, issued and fully paid	13,877,410,000	13,877,410,000
Par value per share	¥ 1.00	¥ 1.00